ADVANCED SERIES TRUST
AST Small Cap Growth Portfolio

Supplement dated July 24, 2012 to the Statement of Additional Information dated April 30, 2012

The 2011 subadvisory fee paid to Eagle Asset Management, Inc. is hereby deleted and replaced with the following value: $2,532,569.

ASTSAISUP3